Acquisitions (Tables)	12 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions
A summary of the fair value of consideration transferred for the Acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:	Amount
Shares of Viggle common stock and restricted stock units based on closing market price at issuance	$31,554
Cash paid to sellers	1,619
Contingent consideration	6,100
Total consideration transferred	39,273

Final allocation:
Goodwill	23,788
Intangible assets	19,009
Other assets	1,659
Total liabilities, including acquired accrued expenses	(5,183)
$39,273
A summary of the fair value of consideration transferred for this acquisition and the estimated fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:	Amount
Shares of Viggle common stock and restricted stock units based on closing market price at issuance	$8,893
Cash paid at closing	782
Contingent consideration	2,570
Total consideration transferred	12,245

Final allocation:
Goodwill	6,921
Intangible assets	4,660
Other assets	1,033
Total liabilities, including acquired accrued expenses	(369)
$12,245